SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term deposits, weighted average interest rate	2.33%	2.82%
Short-term bank deposits due to hedging transacations	$ 2,500	$ 2,500
Inventory write-offs	629	2,231	$ 1,260
Cumulative inventory write-off	2,839	2,818
Impairment of intangible assets
Reserve for sales returns	163	191
Advertising expenses	1,274	1,270	1,236
Severance expense	2,249	$ 1,950	$ 1,801
Annual post-vesting forfeiture rate		33.00%	41.00%
Annual pre-vesting forfeiture rate		0.00%	0.00%
Allowance for doubtful accounts	1,867	$ 1,415
Grants participations excluded from research and development costs	$ 378	374	$ 392
Weighted average cost of debt	2.00%
Changes in deferred revenue	$ 712
ROU assets and lease liabilites	6,971			$ 6,700
Remaining performance obligations	37,875
Amortization of deferred commission	1,351
Revenues	$ 110,100	$ 95,837	$ 81,992
Restricted Stock Units (RSUs) [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Outstanding options and warrants excluded from the calculation of diluted income per share	3,105,801	2,998,174	2,902,387
Adoption of ASC 606, Effect [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Revenues		$ 92
Optenet [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Expected volatility	42.50%
Netonomy [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Expected volatility	20.70%